Nature of Operations and Recent Events	12 Months Ended
Dec. 31, 2024
Nature of Operations and Recent Events [Abstract]
NATURE OF OPERATIONS AND RECENT EVENTS

NOTE 1 — NATURE OF OPERATIONS AND RECENT EVENTS

AleAnna, Inc. (together with its subsidiaries, the “Company” or “AleAnna”), a Delaware corporation, was formed on December 13, 2024, in connection with the Business Combination (defined below). AleAnna Energy, LLC (“AleAnna Energy”), a Delaware Limited Liability Company, was formed on July 13, 2007. AleAnna Energy is comprised of wholly owned subsidiaries AleAnna Resources, LLC, AleAnna Italia S.p.A. and AleAnna Renewable Energy S.r.L. (“AleAnna Renewable”). AleAnna Renewable is comprised of various subsidiaries that hold its renewable natural gas assets (the “RNG Subsidiaries”).

Conventional Natural Gas

AleAnna is a development-stage natural gas resource company focused on delivering critical natural gas supplies to Europe through both onshore conventional natural gas exploration and renewable natural gas development in Italy. AleAnna has several conventional natural gas discoveries including the Longanesi field, located in the Po Valley in Northern Italy, which is one of Italy’s largest modern gas discoveries. AleAnna retains a 33.5% working interest in the Longanesi field with its working interest partner, and operator, Societa Padana Energia (“Padana”). AleAnna acquired its working interest in the Longanesi field through a 2016 transaction with Enel, accounted for as an asset acquisition. AleAnna also retains wholly owned concessions, permits, and pending applications on other exploration and development prospects across Italy which are supported by proprietary modern 3D seismic reservoir imaging. Planned principal operations have not yet commenced. As of December 31, 2024, the Company had not derived revenue from its conventional natural gas activities. AleAnna’s primary activities currently involve the drilling, testing, and tie-in of three Longanesi development wells together with its working interest partner, Padana. Tie-in of these wells and the installation of the temporary processing facility are complete. AleAnna and Padana achieved first production of the five wells in the Longanesi field in March 2025. The permanent processing facility is expected to be constructed over the course of 2025 and early 2026 and commissioned in mid-2026.

On October 29, 2024, the Company entered into a gas sale agreement (“GSA”) with Shell Energy Europe Limited (“SEEL”), whereby SEEL became the exclusive buyer of AleAnna’s share of the natural gas produced from the Longanesi field net of (i) any consumption and/or losses incurred in the transport, treatment and compression of gas before delivery; (ii) any volume to be allocated for regulated royalties auctions, if applicable; and (iii) any other volume contractually allocated to other parties before August 31, 2022. Future sales under the GSA are contingent upon the commencement of gas production.

Renewable Natural Gas (“RNG”)

In 2021, AleAnna launched a renewable natural gas (“RNG”) development business focused on bringing to market carbon negative renewable natural gas derived from animal and agricultural waste.

Between March 2024 and July 2024, the Company successfully completed three separate strategic acquisitions of renewable natural gas (“RNG”) assets in Italy for an aggregate of approximately $9.5 million. The plant assets are fully permitted and are in various stages of the development lifecycle, with one greenfield plant asset that is a new development (Campagnatico) and two brownfield plant assets (Casalino and Campopiano) that are currently operational. The Company plans to develop and upgrade these assets for RNG production in the future.

Campagnatico Asset Acquisition

On March 20, 2024, the Company closed the acquisition of the Campagnatico Greenfield (“Campagnatico”) natural gas asset in Tuscany, Italy for approximately $2.1 million. The greenfield site is fully permitted for future construction of a RNG plant asset.

Casalino and Campopiano Asset Acquisitions

On July 8, 2024, the Company closed the acquisition of the Societa Agricola Fattoria delle Jersey S.S. plant asset (“Casalino”) for approximately $3.6 million. On July 29, 2024, the Company closed the acquisition of a 90% interest in the Società Agricola Campopiano Società in nome collettivo di Vasellini Amedeo (“Compapiano”) plant asset for approximately $3.8 million. The plant assets are fully permitted for production of electricity through conversion of crop and animal waste bio feedstocks. The plant assets currently convert biomethane to electricity for sale. It is the company’s intention to begin upgrading the sites to refine biomethane into renewable natural gas through upgrading units. Following the upgrade process to transition the assets to biomethane to renewable natural gas conversion, the Company expects to sell renewable natural gas to customer(s) by trucking or piping the renewable natural gas to the interstate pipeline system (SNAM). Until the plant assets are upgraded, the Company will actively source bio feedstocks for the assets in order to produce biomethane which will be processed through reciprocating generators in order to generate electricity which is then sold onto the grid through a metered interconnection. Casalino and Campopiano derive revenues from the sale of such electricity to the local state-owned electrical utility (Gestore dei Servizi Energetici SpA or “GSE”) responsible for the purchase and marketing of energy produced by small-scale renewable energy assets. Energy generation revenue is recognized as the electricity generated by the Casalino and Campopiano assets is delivered to GSE. Revenues are based on actual output and a non-company specific predetermined price for small renewable energy producers of €280/MWh, established under Ministerial Decree (D.M.) 18 December 2008, which sets tariff rates for small renewable energy producers in Italy.

The Company has a 90% direct controlling interest in the Campopiano asset, while unaffiliated owners retain a 10% economic interest in the asset. The unaffiliated outside ownership in Campopiano is shown as noncontrolling interests (“NCI”) in stockholders’ equity in the Company’s consolidated financial statements.

AleAnna Energy Member Contributions

During 2024, AleAnna Energy received $62.1 million in capital contributions from its members, resulting in the issuance of 62,100 Class 1 Preferred Units, which have since been converted to Class A common stock and Class C common stock as a result of the Business Combination (see Note 2 below). These funds have been and will continue to be used to fund the Longanesi tie-in and permanent gas plant construction obligations, to develop and upgrade existing RNG assets, to acquire new RNG assets (at the discretion of management), as well as to fund general and administrative expenses of AleAnna and its subsidiaries.